Mineral Properties and Deferred Exploration	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Mineral Properties and Deferred Exploration
4.	Mineral Properties and Deferred Exploration

The Company explores or acquires gold or other precious metal concessions through its own efforts or through the efforts of its subsidiaries. All of the Company’s concessions are located in Tanzania.

The Company’s mineral interests in Tanzania are initially held under prospecting licenses granted pursuant to the Mining Act, 2010 (Tanzania) for a period of up to four years, and are renewable two times for a period of up to two years each. Annual rental fees for prospecting licenses are based on the total area of the license measured in square kilometres, multiplied by US$100/sq.km for the initial period, US$150/sq.km for the first renewal and US$200/sq.km for the second renewal. With each renewal at least 50% of the licensed area, if greater than 20 square kilometres, must be relinquished and if the Company wishes to keep the relinquished one-half portion, it must file a new application for the relinquished portion. There is also an initial one-time “preparation fee” of US$500 per license. Upon renewal, there is a renewal fee of US$300 per license.

Section 30 of the Mining Act states that the amount that is to be spent on prospecting operations is to be prescribed by Regulation.

Period	Minimum expenditure (US$)
Initial period (4 years)	$500 per sq km for annum
First renewal (3 years)	$1,000 per sq km for annum
Second renewal (2 years)	$2,000 per sq km for annum

Certain of the Company’s prospecting licenses are currently being renewed.

The Company assessed the carrying value of mineral properties and deferred exploration costs as at August 31, 2019 and recorded a write-down of $22,229,752 during the year ended August 31, 2019 (2018 - $nil, 2017 - $124,717) which is further explained below.

The continuity of expenditures on mineral properties is as follows:

	Buckreef	Kigosi	Itetemia	Luhala
	(a)	(b)	(c)	(d)	Total

Balance, September 1, 2017	$26,061,442	$11,903,553	$5,735,611	$3,219,697	$46,920,303
Exploration expenditures:
Camp, field supplies and travel	237,264	39,462	4,494	-	281,220
License fees and exploration and field overhead	687,004	115,597	-	-	802,601
Geological consulting and field wages	191,327	-	-	-	191,327
Geophysical and geochemical	-	-	-	-	-
Property acquisition costs	-	-	-	-	-
Trenching and drilling	14,080	-	-	-	14,080
Recoveries	-	-	-	-	-
Foreign exchange translation	946,218	432,029	208,156	116,920	1,703,323
	2,075,893	587,088	212,650	116,920	2,992,551
	28,137,335	12,490,641	5,948,261	3,336,617	49,912,854
Write-offs	-	-	-	-	-
Balance, August 31, 2018	$28,137,335	$12,490,641	$5,948,261	$3,336,617	$49,912,854
Exploration expenditures:
Camp, field supplies and travel	186,634	-	-	-	186,634
License fees and exploration and field overhead	829,148	45,945	-	2,733	877,826
Geological consulting and field wages	71,166	-	-	-	71,166
Geophysical and geochemical	-	-	-	-	-
Property acquisition costs	-	-	-	-	-
Trenching and drilling	2,001,931	-	-	-	2,001,931
Recoveries	-	-	-	-	-
Foreign exchange translation	524,041	232,630	110,783	62,142	929,596
	3,612,920	278,575	110,783	64,875	4,067,153
	31,750,255	12,769,216	6,059,044	3,401,492	53,980,007
Write-offs	-	(12,769,216)	(6,059,044)	(3,401,492)	(22,229,752)
Balance, August 31, 2019	$31,750,255	$-	$-	$-	$31,750,255

(a) Buckreef Gold Project:

On December 21, 2010, the Company announced it was the successful bidder for the Buckreef Gold Mine Re-development Project in northern Tanzania (the “Buckreef Project”). Pursuant to the agreement dated December 16, 2010, the Company paid US$3,000,000 to the State Mining Company (“Stamico”). On October 25, 2011, a Definitive Joint Venture Agreement was entered into with Stamico for the development of the Buckreef Gold Project. Through its wholly-owned subsidiary, Tanzam, the Company holds a 55% interest in the joint venture company, Buckreef Gold Company Limited, with Stamico holding the remaining 45%.

The Company has 100% control over all aspects of the joint venture. In accordance with the joint venture agreement, the Company has to arrange financing, incur expenditures, make all decisions and operate the mine in the future. The Company’s obligations and commitments include completing a preliminary economic assessment, feasibility study and mine development. Stamico’s involvement is to contribute the licences and rights to the property and receive a 45% interest in Buckreef Project.

The joint venture agreement contains an obligation clause regarding the commissioning date for the plant. The clause becomes effective only in the event the property is not brought into production before a specified future date which was originally estimated to be in December 2015. The Company shall be entitled to extend the date for one additional year:

i) for the extension year, on payment to Stamico of US$500,000;

ii) for the second extension year, on payment to Stamico of US$625,000; and

iii) for each subsequent extension year, on payment to Stamico of US$750,000.

The Company has received a request letter from Stamico regarding the status of the penalty payment and has responded that no penalty is due at this time. The Company has received a subsequent letter from Stamico regarding request for payment. It remains the Company’s position that no penalty is due at this time, but the Company and Stamico have been engaged in settlement discussions to resolve this issue, and a payment of $172,330 has been made in connection with the settlement discussions to be applied towards the amount owing with the remainder to be paid out of proceeds of production.

The Company has recognized a non-controlling interest (NCI) in respect of Stamico’s 45% interest in the consolidated financial statements based on the initial payment by the Company to Stamico and will be adjusted based on annual exploration and related expenditures. Stamico has a free carried interest and does not contribute to exploration expenses.

There is a supervisory board made up of 4 directors of Tanzam and 3 directors of Stamico, whom are updated with periodic reports and review major decisions. Amounts paid to Stamico and subsequent expenditures on the property are capitalized to mineral properties or inventory for costs directly related to the extraction and processing of ore and reported under Buckreef Gold Company Limited.

(b) Kigosi:

The Kigosi Project is principally located within the Kigosi Game Reserve controlled area. Through prospecting and mining option agreements, the Company has options to acquire interests in several Kigosi prospecting licenses (the “Kigosi Mining License”). The Company has an agreement with Stamico providing Stamico a 15% carried interest in the Kigosi Project.

The Kigosi Mining License was granted by the Ministry of Energy and Minerals of Tanzania to Tanzam, (wholly owned subsidiary of Tanzanian). The official signing ceremony of the Kigosi Mining License was held in October 2013 and was attended by the Company and Ministry for Energy and Minerals representatives. The area remains subject to a Game Reserve Declaration Order. Upon repeal or amendment of that order by degazzeting the respective license by the Tanzanian government, the Company will be legally entitled to exercise its rights under the Mineral Rights and Mining Licence.

During 2019 the Company received a notice of cancellation of mining license relating to the Kigosi Mining License for failure to satisfy the issues raised in the default notice. The Company has disagreed the notice sent by the government followed due process under Tanzanian law, as such, the Company filed an appeal to this notification subsequent to year-end. The Company recorded a write off of $12,769,216 related to the property pending the result of the appeal (year ended August 31, 2018 - $nil, year ended August 31, 2017 - $124,717).

(c) Itetemia Project:

Through prospecting and mining option agreements, the Company has options to acquire interests in several ltetemia property prospecting licenses. The licenses are held by the Company; through the Company’s subsidiaries, Tancan or Tanzam. In the case of one prospecting license, Tancan acquired its interest pursuant to the Stamico Venture Agreement dated July 12, 1994, as amended June 18, 2001, July 2005, and October 13, 2008.

Stamico retains a 2% royalty interest as well as a right to earn back an additional 20% interest in the prospecting license by meeting 20% of the costs required to place the property into production. The Company retains the right to purchase one-half of Stamico’s 2% royalty interest in exchange for US$1,000,000.

The Company is required to pay Stamico an annual option fee of US$25,000 per annum until commercial production.

During 2019 the Company received a notice of rejection of the mining license application for Itetamia, for failure to have complied with regulations. The Company disagreed the notice sent by the government followed due process under Tanzanian law, as such, the Company filed an appeal to this notification subsequent to year-end. The Company recorded a write off of $6,059,044 related to the property pending the result of the appeal (year ended August 31, 2018 - $nil, year ended August 31, 2017 - $nil).

(d) Luhala Project:

The Company has selected a consultant to prepare the resource report for the Luhala Project in anticipation of filing for a Mining License for development of the site. Once funds are available the contract to engage the consultant to carry out the development work will be initiated.

During the year ended August 31, 2019, the Company recorded a write off of $3,401,492 related to the property to reflect the Company’s intentions on focusing and developing the Buckreef project (year ended August 31, 2018 - $nil, year ended August 31, 2017 - $nil)).